Employee Compensation - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Contributions to defined benefit plans	$ 24	$ 254
Contributions to defined contribution plans	176	160
Benefits paid directly to pensioners	34	44
Cash payments made for employee future benefit plans	234	458
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Benefits paid directly to pensioners	40	40
Cash payments made for employee future benefit plans	$ 40	$ 40